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AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND
American Funds Short-Term Tax-Exempt Bond Fund®
American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Prospectus Supplement

May 1, 2022

(for prospectus dated October 1, 2021, as supplemented to date)

2. The “Annual fund operating expenses” table and the information under the heading “Example” in the “Fees and expenses of the fund” summary section of the prospectus for American Funds Short-Term Tax-Exempt Bond Fund is amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND - AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND		Class A	Class T	Class F-1	Class F-2	Class F-3
Management fees	[1]	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and/or service (12b-1) fees		0.15%	0.25%	0.25%	none	none
Other expenses		0.09%	0.09%	0.17%	0.12%	0.05%
Total annual fund operating expenses		0.44%	0.54%	0.62%	0.32%	0.25%
Expense reimbursement	[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses after expense reimbursement		0.43%	0.53%	0.61%	0.31%	0.24%
[1]	Restated to reflect current fees.
[2]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND - AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND - USD ($)	Class A	Class T	Class F-1	Class F-2	Class F-3
1 year	$ 293	$ 303	$ 62	$ 32	$ 25
3 years	387	418	198	102	79
5 years	489	543	345	179	140
10 years	$ 790	$ 909	$ 773	$ 405	$ 317

Keep this supplement with your prospectus.